Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,635,000
Previously Paid Amount	0.00
Total Fee Amount	1,744.89
Total Offset Amount	0.00
Net Fee	1,744.89
Narrative - Max Aggregate Offering Price	$ 12,635,000
Final Prospectus	true